September 1, 2023

United States Securities and Exchange Commission

Disclosure Review Office

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	C.M. Life Insurance Company (“Depositor”) and its C.M. Life Variable Life Separate Account I (“Registrant”) Prospectus Title: Apex VUL® (“Apex”) Initial Registration Statement on Form N-6

Dear Commissioners:

On behalf of the Depositor and the Registrant, we are hereby electronically transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement on Form N-6 to register Apex VUL®, a new individual, flexible premium, adjustable, variable life insurance policy (the “Policy”) offered by the Depositor.

The Policy will be issued through the Separate Account, which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Financial statements, exhibits not included herein, and certain other information will be added by pre-effective amendment.

A request for selective review of this filing will be submitted under separate cover in accordance with Securities Act Release No. 6510 (Feb. 15, 1984).

Please contact me if you have any questions regarding this filing or if there is anything that I can do to facilitate the Staff’s review of this filing.

I may be reached at (860) 562-2445 or at angelabrown@massmutual.com.

Sincerely,

/s/ Angela N. Brown
Angela N. Brown
Lead Counsel, Life Insurance Product & Operations
for Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001, and its affiliated companies.